RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Jan. 03, 2021
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2020	2019

Balance, beginning of fiscal year	$73,539	$—
Impact of initial adoption of IFRS 16 (note 2(c))	—	78,119
Additions	16,424	10,342
Write-downs, impairments, and accelerated depreciation	(15,862)	(1,627)
Depreciation	(14,656)	(13,295)
Balance, end of fiscal year	$59,445	$73,539
The following table presents lease obligations recorded in the statement of financial position:

	January 3, 2021	December 29, 2019

Current	$15,884	$14,518
Non-current	66,580	66,982
	$82,464	$81,500
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at January 3, 2021:

January 3, 2021

Less than one year	$20,561
One to five years	45,691
More than five years	31,025
$97,277